Contingencies and Commitments	12 Months Ended
Dec. 31, 2019
Contingencies and Commitments [abstract]
Contingencies and Commitments

27.	Contingencies and Commitments:

(a)	Commitments accounted for in off-balance-sheet accounts:

In order to satisfy its customers’ needs, the Bank entered into several irrevocable commitments and contingent obligations. Although these obligations are not recognized in the Statement of Financial Position, they entail credit risks and, therefore, form part of the Bank’s overall risk.

	2018	2019
	MCh$	MCh$

Off-balance-sheet accounts
Foreign office guarantees and standby letters of credit	341,676	280,838
Confirmed foreign letters of credit	56,764	94,673
Issued foreign letters of credit	388,396	316,916
Performance guarantees	2,232,682	2,283,390
Undrawn credit lines	7,769,325	7,870,260
Other commitments	46,561	155,163

Transactions on behalf of third parties
Collections	160,367	144,043
Third-party resources managed by the Bank:
Financial assets managed on behalf of third parties	27,334	6,418
Other assets managed on behalf of third parties	—	—
Financial assets acquired on its own behalf	103,319	73,140

Fiduciary activities
Securities held in safe custody in the Bank	2,089,079	2,677,353
Securities held in safe custody in other entities	18,624,962	18,719,297
Total	31,840,465	32,621,491

(b)	Lawsuits and legal proceedings:

(b.1)	Legal contingencies within the ordinary course of business:

At the date of issuance of these consolidated financial statements, there are legal actions filed against the Bank and its subsidiaries in the ordinary course of business. As of December 31, 2019, the Bank and its subsidiaries maintain provisions for legal contingencies amounting to Ch$237 million (Ch$204 million as of December 31, 2018), which are part of the item “Provisions” in the Statement of Financial Position.

The following table presents the estimated date of completion of the respective litigation:

	As of December 31, 2019
	2020	2021	2022	2023	Total
	MCh$	MCh$	MCh$	MCh$	MCh$
Legal contingencies	120	117	―	―	237

(b.2)	Contingencies for significant lawsuits:

As of December 31, 2018 and 2019, there are not significant lawsuits that affect or may affect these Consolidated Financial Statements.

(c)	Guarantees granted:

(i)	In subsidiary Banchile Administradora General de Fondos S.A.:

In compliance with article 12 of Law 20,712, Banchile Administradora General de Fondos S.A., has designated Banco de Chile as the representative of the beneficiaries of the guarantees it has established and in that character the Bank has issued bank guarantees totaling UF 3,090,000, maturing January 10, 2020 (UF 2,977,300 maturing January 10, 2019 in December 2018). The subsidiary took a policy with Mapfre Seguros Generales S.A. for the Real State Funds by a guaranteed amount of UF 755,800.

As of December 31, 2018 and 2019 the Bank has no guaranteed mutual funds.

In compliance with the rules established by the Chilean Commission for the Financial Market (“CMF”) in letter f) of Circular 1,894 of September 24, 2008, the entity has constituted guarantees, by management portfolio, in benefit of investors. Such guarantee corresponds to a bank guarantee for UF 401,800, with a maturity date of January 10, 2020.

(ii)	In subsidiary Banchile Corredores de Bolsa S.A.:

For the purposes of ensuring correct and complete compliance with all of its obligations as a broker-dealer entity, in conformity with the provisions of article 30 and subsequent articles of Law 18,045 on Securities Markets, Banchile Corredores de Bolsa S.A. established a guarantee in an insurance policy for UF 20,000, insured by Mapfre Seguros, that matures on April 22, 2020, whereby the Securities Exchange of the Santiago Stock Exchange was appointed as the subsidiary’s creditors to representative.

The Bank has given the following guarantees in relation to this subsidiary’s business activities:

	2018	2019
	MCh$	MCh$
Guarantees:
Shares to secure short-sale transactions in:
Santiago Securities Exchange, Stock Exchange	59,074	85,302
Electronic Chilean Securities Exchange, Stock Exchange	17,223	6,843
Fixed income securities to guarantee CCLV system, Santiago Securities Exchange, Stock Exchange	5,976	7,985
Shares delivered to guarantee equity lending, Electronic Chilean Securities Exchange, Stock Exchange	—	382
Total	82,273	100,512

In conformity with the internal regulation of the stock exchange in which this subsidiary participates, and for the purpose of securing the broker’s correct performance, the Company established a pledge over 1,000,000 shares of the Santiago Stock Exchange, in favor of that institution, as stated in the Public Deed dated September 13, 1990 before the notary of Santiago Mr. Raul Perry Pefaur, and over 100,000 shares of the Electronic Chilean Stock Exchange, in favor of that Institution, as stated in a contract signed between both entities dated May 16, 1990.

Banchile Corredores de Bolsa S.A. keeps an insurance policy current with Southbridge Compañía de Seguros Generales S.A. that expires January 2, 2020, this considers matters of employee fidelity, physical losses, falsification or adulteration, and currency fraud with a coverage amount equivalent to US$10,000,000.

According to disposition of Chilean Central Bank, it provided a bank guarantee N°9571-2 corresponding to UF 10,500, with purposes to comply with the requirements of the SOMA (System Open Market Operations) contract of the Chilean Central Bank. This bank guarantee is readjustable in UF to fixed term, non-endorsable and has a maturity date of July 22, 2020.

It also provided a bank guarantee No. 350329-3 in the amount of UF 251,400 for the benefits of investors in portfolio management contracts. This bank guarantee is revaluated in UF to fixed term, non-endorsable and has a maturity date of January 10, 2020.

It has been constituted the bank guarantee No. 9887-5 corresponding to UF 500, to ensure the seriousness of the offer presented in the fixed income tender process. Beneficiary: Mutual de Seguridad of the Chilean Chamber of Construction, valid until March 30, 2020.

It has been constituted the bank guarantee No. 9988-3 corresponding to UF 500, to ensure the seriousness of the offer presented in the variable income tender process. Beneficiary: Mutual de Seguridad of the Chilean Chamber of Construction, valid until March 30, 2020.

It also provided a cash guarantee in the amount of US$122,494.32 for the purpose of complying with the obligations to Pershing, for any operations conducted through that broker.

(iii)	In subsidiary Banchile Corredores de Seguros Ltda.

According to established in article No. 58, letter D of D.F.L. 251, as of December 31, 2019 the entity maintains two insurance policies with effect from April 15, 2019 to April 14, 2020 which protect it against of potential damages caused by infractions of the law, regulations and complementary rules that regulate insurance brokers, especially when the non-compliance comes from acts, errors or omissions of the broker, its representatives, agents or dependents that participate in the intermediation.

The policies contracted are the following:

Matter insured	Amount Insured (UF)
Responsibility for errors and omissions policy	60,000
Civil responsibility policy	500

(d)	By Exempt Resolution No. 270 dated October 30, 2014, the Superintendency of Securities and Insurance (current Commission for the Financial Market) imposed a fine of UF 50,000 to Banchile Corredores de Bolsa S.A. for violations of the second paragraph of article 53 of the Securities Market Law, said company filed a claim with the competent Civil Court requesting the annulment of the fine. On December 10, 2019, a judgement in the case was issued reducing the fine to the amount of UF 7,500. The judgment indicated has been subject to cassation appeals filed by both parties, which are pending before the Court of Appeals of Santiago.

The company has not made provisions considering that the Bank’s legal advisors in charge of the procedure estimate that there are solid grounds that the claim filed by Banchile Corredores de Bolsa S.A. can be accepted.